United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F Cover Page

Report for Calendar Year or Quarter Ended:  12/31/2005

Check here if Amendment: ( )   Amendment Number:
This amendment is (check only one)
1. is a restatement  ( )
2. adds new holding entities ( )

Institutional Investment Manager filing this report

Name:     Ferox Capital Management Limited
Address:  66 St James's Street
          London
          SW1A 1NE
          UK

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager

Name: Nicholas Curtis
Title: COO, Compliance Officer
Signature, Place and Date of Signing:
Nicholas Curtis   London, UK    February 6 2006

Report Type  (check only one)
        ( )  13F Holdings Report
        (X)  13F Notice
        ( )  13F Combination Report

List of Other Managers Reporting for this Manager:
Ferox Capital Management LP
Form 13F File Number: 28-
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